Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues
Total revenues	$ 24,000	$ 1,000	$ 53,000	$ 40,000
Cost of revenues
Total cost of revenues	23,000	1,000	515,000	102,000
Gross profit (loss)	1,000		(462,000)	(62,000)
Operating expenses:
Selling, general and administrative expense	2,290,000	2,206,000	8,060,000	6,591,000
Research and development expense	403,000	645,000	2,072,000	2,621,000
Impairment of rental equipment			98,000
Total operating expenses	2,693,000	2,851,000	10,230,000	9,212,000
Loss from operations	(2,692,000)	(2,851,000)	(10,692,000)	(9,274,000)
Other expenses
Gain on forgiveness of SBA PPP loan				38,000
Financing costs			(2,497,000)
Interest expense	(189,000)	(856,000)	(2,761,000)	(817,000)
Total other expense	(189,000)	(856,000)	(5,258,000)	(779,000)
Net Loss	$ (2,881,000)	$ (3,707,000)	$ (15,950,000)	$ (10,053,000)
Loss per share – basic and diluted	$ (0.24)	$ (0.34)	$ (1.40)	$ (0.96)
Weighted average number of shares outstanding – basic and diluted	11,926,066	11,006,904	11,401,562	10,508,343
Equipment Rental Revenue [Member]
Revenues
Total revenues	$ 19,000		$ 26,000
Product Sales [Member]
Revenues
Total revenues	5,000	1,000	27,000	40,000
Cost of revenues
Total cost of revenues	4,000	1,000	489,000	102,000
Rental Depreciation Cost of Revenues [Member]
Cost of revenues
Total cost of revenues	$ 19,000		$ 26,000